MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND

ANNUAL REPORT
--------------------------------------------------------------------------------
OCTOBER 31, 1999

                                                            (LOGO) FIRSTAR FUNDS

                -----------------------------------------------
                              NOTICE TO INVESTORS

                - Shares of Firstar Funds:

                  -  ARE NOT INSURED BY THE FDIC, the US
                     Government or any other governmental
                     agency;

                  -  are not bank deposits or obligations of
                     or guaranteed by Firstar Bank, its parent company or its affiliates;

                  -  are subject to investment risks,
                     including possible loss of principal; and

                  - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

                  - There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

                  -  Firstar Bank affiliates serve as
                     investment adviser, custodian, transfer
                     agent, administrator, and accounting
                     services agent and receive compensation
                     for such services as disclosed in the
                     current prospectus.
                  --------------------------------------------

TABLE OF CONTENTS
                                                                       Page(s)
SHAREHOLDER LETTER........................................................1
FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS..............................2
LOOKING AHEAD - THE FORECAST..............................................2
STATEMENT OF ASSETS AND LIABILITIES.......................................3
STATEMENT OF OPERATIONS...................................................4
STATEMENT OF CHANGES IN NET ASSETS........................................5
FINANCIAL HIGHLIGHTS.....................................................6-7
SCHEDULE OF INVESTMENTS..................................................8-13
NOTES TO THE FINANCIAL STATEMENTS.......................................14-15
REPORT OF INDEPENDENT ACCOUNTANTS.........................................16

                                                                   December 1999
DEAR SHAREHOLDER:

INVESTMENT REVIEW

Money market funds generated strong total returns over the past 12 months and continue to offer attractive inflation-adjusted yields. Short-term interest rates were stable during much of the year but did succumb to volatility in the financial markets over the past few months. Money market rates edged upward as the Federal Reserve raised the Federal Funds rate .25% on June 30th and again on August 24th. Overall, short-term yields rose from approximately 4.5% in October of 1998 to 5.3% in October of 1999. During this time period, Firstar Money Market Funds were managed similarly to their respective benchmarks, thereby offering principal stability and superior credit quality.

Firstar Money Market Funds are managed with quality and safety of principal as primary goals. All securities purchased by the Funds must meet our internal high standards for minimal credit risk and must also meet the strict guidelines set by the Securities and Exchange Commission ("SEC"). Our credit research team closely monitors all investments to ensure quality standards are met.

--------------------------------------------------------------------------------
                  FIRSTAR MONEY MARKET FUNDS 7-DAY YIELDS<F1>
--------------------------------------------------------------------------------
PERIOD ENDED OCTOBER 31, 1999


                      -----------------------------------
                             MONEY MARKET FUND<F1>
                             CURRENT       EFFECTIVE
                              4.82%          4.93%
                      -----------------------------------

                      -----------------------------------
                                   TAX-EXEMPT
                               MONEY MARKET FUND
                             CURRENT       EFFECTIVE
                              2.66%          2.70%
                      -----------------------------------

                      -----------------------------------
                                U.S. GOVERNMENT
                               MONEY MARKET FUND
                             CURRENT       EFFECTIVE
                              4.60%          4.71%
                      -----------------------------------

                      -----------------------------------
                                 U.S. TREASURY
                             MONEY MARKET FUND<F1>
                             CURRENT       EFFECTIVE
                              4.12%          4.21%
                      -----------------------------------

<F1> After fee waivers. Had fees not been waived, current and effective yields would have been 4.69% and 4.80% for the Money Market Fund, and 4.10% and 4.19% for the U.S. Treasury Money Market Fund. Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

     Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

                                                            (LOGO) FIRSTAR FUNDS


--------------------------------------------------------------------------------
                FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS<F1>
--------------------------------------------------------------------------------



                                                                               IBC'S
                                                                               MONEY
                                                                   FIRSTAR      FUND
                                   IBC'S                 IBC'S    TAX-EXEMPT AVERAGE/TM                                      IBC'S
                                   MONEY     FIRSTAR     MONEY      MONEY        ALL      FIRSTAR     IBC'S     FIRSTAR      MONEY
                                   FUND       TAX-        FUND      MARKET    TAX-FREE     U.S.       MONEY       U.S.       FUND
                      FIRSTAR   AVERAGE/TM   EXEMPT    AVERAGE/TM    TAX         TAX      GOV'T.       FUND     TREASURY  AVERAGE/TM
                       MONEY       /ALL       MONEY      /ALL     EQUIVALENT EQUIVALENT    MONEY    AVERAGE/TM   MONEY      /U.S.
                       MARKET     TAXABLE    MARKET     TAX-FEE   YIELD<F2>   YIELD<F2>   MARKET     /GOV'T.     MARKET    TREASURY
------------------------------------------------------------------------------------------------------------------------------------
1999
October                4.79%       4.77%      2.67%      2.80%      4.17%       4.38%      4.50%      4.52%      4.11%       4.25%
------------------------------------------------------------------------------------------------------------------------------------
September              4.60%       4.69%      2.67%      2.80%      4.17%       4.30%      4.50%      4.49%      4.15%       4.25%
------------------------------------------------------------------------------------------------------------------------------------
August                 4.42%       4.55%      2.43%      2.59%      3.80%       4.05%      4.39%      4.35%      4.01%       4.12%
------------------------------------------------------------------------------------------------------------------------------------
July                   4.30%       4.45%      2.43%      2.50%      3.80%       3.91%      4.28%      4.25%      3.96%       4.04%
------------------------------------------------------------------------------------------------------------------------------------
June                   4.18%       4.32%      2.57%      2.69%      4.02%       4.20%      4.08%      4.13%      3.85%       3.98%
------------------------------------------------------------------------------------------------------------------------------------
May                    4.18%       4.29%      2.70%      2.83%      4.22%       4.42%      4.09%      4.12%      3.81%       3.93%
------------------------------------------------------------------------------------------------------------------------------------
April                  4.19%       4.32%      2.44%      2.58%      3.81%       4.03%      4.13%      4.14%      3.87%       3.98%
------------------------------------------------------------------------------------------------------------------------------------
March                  4.24%       4.35%      2.28%      2.44%      3.56%       3.81%      4.15%      4.17%      3.85%       4.00%
------------------------------------------------------------------------------------------------------------------------------------
February               4.31%       4.36%      2.00%      2.16%      3.13%       3.38%      4.17%      4.16%      3.76%       3.96%
------------------------------------------------------------------------------------------------------------------------------------
January                4.51%       4.46%      2.42%      2.56%      3.78%       4.00%      4.31%      4.21%      3.84%       3.99%
------------------------------------------------------------------------------------------------------------------------------------

1998
December               4.75%       4.54%      2.79%      2.69%      4.36%       4.20%      4.44%      4.29%      4.08%       4.02%
------------------------------------------------------------------------------------------------------------------------------------
November               4.79%       4.60%      2.66%      2.69%      4.16%       4.20%      4.49%      4.35%      4.11%       4.09%
------------------------------------------------------------------------------------------------------------------------------------


We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investment funds with similar objectives.

<F1> After fee waivers. Had fees not been waived, performance would be reduced.
     Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F2> Assumes a 36% tax bracket.

LOOKING AHEAD - THE FORECAST

Looking ahead, we see continued economic growth and expect a slight increase in short-term rates. We will maintain average maturities comparable to our industry benchmarks. We continue to meet three important objectives for our money market shareholders: preservation of principal, liquidity and competitive investment income.

We appreciate your continued confidence in the Firstar Money Market Funds and look forward to working with you in the future.

Carl J. Smith
Portfolio Manager
Firstar Investment Research & Management Company, LLC (FIRMCO)

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1999

                                                          U.S.           U.S.
                                        TAX-EXEMPT     GOVERNMENT      TREASURY
                           MONEY          MONEY          MONEY          MONEY
                        MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND
                        ------------   ------------   ------------   -----------
ASSETS:
  Investments, at
     amortized cost      $284,522       $152,314       $209,715        $86,136
  Cash                          -              5              -              -
  Receivable for
     securities matured         -              -              -          8,000
  Interest receivable         267          1,349            292          1,814
  Other                        39              6              2              6
                       ----------     ----------     ----------     ----------

     Total Assets         284,828        153,674        210,009         95,956
                       ----------     ----------     ----------     ----------

LIABILITIES:
  Dividends payable         1,119            354            805            329
  Payable to affiliates       205            113            174             75
  Accrued expenses and
     other liabilities         23             18             15             13
                       ----------     ----------     ----------     ----------

     Total Liabilities      1,347            485            994            417
                       ----------     ----------     ----------     ----------

NET ASSETS               $283,481       $153,189       $209,015        $95,539
                       ==========     ==========     ==========     ==========
CAPITAL STOCK,
  $.0001 par value
  Authorized            5,000,000      5,000,000      5,000,000      5,000,000
  Issued and
     outstanding          283,481        153,189        209,015         95,539

NET ASSET VALUE,
  REDEMPTION PRICE
  AND OFFERING PRICE
  PER SHARE                 $1.00          $1.00          $1.00          $1.00
                       ==========     ==========     ==========     ==========


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1999

                                                          U.S.           U.S.
                                        TAX-EXEMPT     GOVERNMENT      TREASURY
                           MONEY          MONEY          MONEY          MONEY
                        MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND
                        ------------   ------------   ------------   -----------
INVESTMENT INCOME:
  Interest income         $14,699         $4,455        $12,469         $4,978

EXPENSES:
  Investment advisory
     fees                   1,423            692          1,256            535
  Administration fees         306            149            270            115
  Service organization
     fees                     105              -              -              -
  Custody fees                 39             25             36             13
  Transfer agent fees
     and expenses             273             31             33             31
  Fund accounting fees         49             35             46             31
  Professional fees            39             37             37             33
  Reports to shareowners      149              9             19              5
  Federal and state
     registration fees         32             20             24             18
  Directors' fees
     and expenses               8              8              8              8
  Other                         7              3              7              2
                       ----------     ----------     ----------     ----------

  Total expenses
     before waiver          2,430          1,009          1,736            791
     Less: Waiver
       of expenses          (371)           (30)           (37)           (27)
                       ----------     ----------     ----------     ----------

     Net Expenses           2,059            979          1,699            764
                       ----------     ----------     ----------     ----------


NET INVESTMENT INCOME     $12,640         $3,476        $10,770        $ 4,214
                       ==========     ==========     ==========     ==========


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                                                     TAX-EXEMPT          U.S. GOVERNMENT        U.S. TREASURY
                                           MONEY MARKET FUND     MONEY MARKET FUND      MONEY MARKET FUND     MONEY MARKET FUND
                                         --------------------- ---------------------  --------------------- ---------------------
                                             Year      Year        Year       Year        Year       Year        Year       Year
                                             ended     ended       ended      ended       ended      ended      ended      ended
                                           Oct. 31,   Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,    Oct. 31,   Oct. 31,
                                             1999       1998        1999       1998       1999       1998        1999       1998
                                         --------------------- ---------------------  --------------------- ---------------------
OPERATIONS:
  Net investment income                     $12,640    $13,157     $3,476      $3,271    $10,770     $9,683     $4,214      $3,579
                                         ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------
  Net increase in net assets
     resulting from
     operations                              12,640     13,157      3,476       3,271     10,770      9,683      4,214       3,579
                                         ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                             1,076,363    630,330    257,973     249,502    891,590    829,540    345,253     266,098
                                         ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------
  Shares issued to
     owners in reinvestment
     of dividends                            12,321     11,254      1,319       1,158      1,870      2,532        422         390
  Shares redeemed                       (1,094,291)  (613,513)  (228,554)   (236,848)  (917,621)  (797,563)  (342,008)   (253,094)
                                         ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------
  Net increase (decrease)                   (5,607)     28,071     30,738      13,812   (24,161)     34,509      3,667      13,394
                                         ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------
DIVIDENDS PAID FROM:
  Net investment income                    (12,640)   (13,157)    (3,476)     (3,271)   (10,770)    (9,608)    (4,214)     (3,579)
                                         ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (5,607)     28,071     30,738      13,812   (24,161)     34,584      3,667      13,394

NET ASSETS:
  Beginning of year                         289,088    261,017    122,451     108,639    233,176    198,592     91,872      78,478
                                         ---------- ---------- ----------  ---------- ---------- ---------- ----------  ----------

  End of year                              $283,481   $289,088   $153,189    $122,451   $209,015   $233,176    $95,539     $91,872
                                         ========== ========== ==========  ========== ========== ========== ==========  ==========



                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

FINANCIAL HIGHLIGHTS




                                                                                       Supplemental Data and Ratios
                                                                                   -----------------------------------
                                    Net                                                                       Ratio
                                   Asset                  Dividends      Net          Net        Ratio       of Net
                                  Value,                    from        Asset       Assets,      of Net    Investment
                                 Beginning      Net          Net        Value,        End     Expenses to   Income to
                                    of       Investment  Investment      End       of Period    Average      Average      Total
PER SHARE DATA                    Period       Income      Income     of Period     (000s)     Net Assets  Net Assets     Return
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1995        $1.00       $0.05      $(0.05)       $1.00     $172,261   0.60%<F1>    5.36%<F1>       5.51%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996         1.00        0.05       (0.05)        1.00      224,036   0.60%<F1>    4.94%<F1>       5.06%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997         1.00        0.05       (0.05)        1.00      261,017   0.60%<F1>    4.98%<F1>       5.12%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998         1.00        0.05       (0.05)        1.00      289,088   0.60%<F1>    5.05%<F1>       5.16%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999         1.00        0.04       (0.04)        1.00      283,481   0.72%<F1>    4.44%<F1>       4.52%
----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1995         1.00    0.03<F5>       (0.03)        1.00       84,084   0.60%<F2>    3.36%<F2>       3.42%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996         1.00    0.03<F5>       (0.03)        1.00       79,328   0.60%<F2>    3.09%<F2>       3.13%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997         1.00    0.03<F5>       (0.03)        1.00      108,639   0.60%<F2>    3.06%<F2>       3.12%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998         1.00    0.03<F5>       (0.03)        1.00      122,451   0.60%<F2>    3.02%<F2>       3.04%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999         1.00    0.03<F5>       (0.03)        1.00      153,189   0.71%<F2>    2.51%<F2>       2.53%
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1995         1.00        0.05       (0.05)        1.00      163,068   0.60%<F3>    5.24%<F3>       5.37%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996         1.00        0.05       (0.05)        1.00      198,334   0.60%<F3>    4.84%<F3>       4.96%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997         1.00        0.05       (0.05)        1.00      198,592   0.60%<F3>    4.83%<F3>       4.99%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998         1.00        0.05       (0.05)        1.00      233,176   0.60%<F3>    4.90%<F3>       4.97%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999         1.00        0.04       (0.04)        1.00      209,015   0.68%<F3>    4.30%<F3>       4.37%
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1995         1.00        0.05       (0.05)        1.00       64,655   0.60%<F4>    5.04%<F4>       5.16%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1996         1.00        0.05       (0.05)        1.00       53,430   0.60%<F4>    4.70%<F4>       4.80%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1997         1.00        0.05       (0.05)        1.00       78,478   0.60%<F4>    4.67%<F4>       4.80%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1998         1.00        0.05       (0.05)        1.00       91,872   0.60%<F4>    4.62%<F4>       4.71%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31, 1999         1.00        0.04       (0.04)        1.00       95,539   0.71%<F4>    3.94%<F4>       4.01%
----------------------------------------------------------------------------------------------------------------------------------




<F1>  Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 0.85%, 0.86%, 0.84%, 0.81%, 0.90%, respectively; and ratios of net investment income to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 4.31%, 4.79%, 4.73%,
     4.73%, 5.06%, respectively.
<F2>  Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 0.73%, 0.75%, 0.75%, 0.78%, 0.84%, respectively; and ratios of net investment income to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 2.49%, 2.87%, 2.91%,
     2.91%, 3.12%, respectively.
<F3>  Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 0.69%, 0.71%, 0.70%, 0.71%, 0.75%, respectively; and ratios of net investment income to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 4.29%, 4.79%, 4.73%,
     4.73%, 5.09%, respectively.
<F4>  Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 0.74%, 0.77%, 0.78%, 0.80%, 0.83%, respectively; and ratios of net investment income to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 3.91%, 4.45%, 4.49%,
     4.50%, 4.81%, respectively.
<F5>  For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from federal income tax.

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               COMMERCIAL PAPER 88.5%
               ASSET BACKED SECURITY 23.0%
               Ciesco L.P.:
      $7,000     5.33%, 12/08/99                                     $6,962
       7,000     5.35%, 12/10/99                                      6,959
               Corporate Asset Funding Co., Inc.:
       7,000     5.34%, 11/04/99                                      6,997
       6,000     5.95%, 1/14/00                                       5,927
               CXC, Inc.,
       6,000     5.35%, 11/19/99                                      5,984
               Edison Asset Securitization, L.L.C.:
       5,400     6.13%, 1/12/00                                       5,334
       9,000     5.73%, 2/14/00                                       8,849
               New Center Asset Trust,
       7,000     5.34%, 12/22/99                                      6,947
               Sheffield Receivables Corp.,
       7,000     5.35%, 11/02/99                                      6,999
               Toyota Auto Receivables Owner Trust,
       4,295     5.37%, 8/15/00                                       4,295
                                                                -----------
                                                                     65,253
                                                                -----------

               AUTOS & TRUCKS 9.4%
               Daimler Chrysler Holding Company,
       7,000     5.95%, 1/18/00                                       6,910
               Ford Motor Credit Company,
       6,000     5.67%, 1/11/00                                       5,933
               General Motors Acceptance Corporation,
       7,000     5.31%, 12/14/99                                      6,956
               Paccar Financial Corp.
       7,000     5.30%, 12/16/99                                      6,954
                                                                -----------
                                                                     26,753
                                                                -----------

               BANKING - FOREIGN 7.0%
               Dresdner US Finance, Inc.:
       7,000     5.33%, 12/13/99                                      6,956
       6,000     5.75%, 2/02/00                                       5,911
               UBS Finance (Delaware), Inc.,
       7,000     5.34%, 12/07/99                                      6,963
                                                                -----------
                                                                     19,830
                                                                -----------

               BASIC INDUSTRY 4.6%
               Monsanto Company:
       7,000     5.30%, 11/10/99                                      6,991
       6,000     5.32%, 11/30/99                                      5,974
                                                                -----------
                                                                     12,965
                                                                -----------

   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               COMMUNICATIONS 2.5%
               Bellsouth Capital Funding,
    $  7,000     5.29%, 12/09/99                                    $ 6,961
                                                                -----------

               FINANCE - MISCELLANEOUS 4.6%
               CIT Group Holdings, Inc.,
       6,000     5.32%, 11/22/99                                      5,981
               National Rural Utilities CFC,
       7,000     5.29%, 11/02/99                                      6,999
                                                                -----------
                                                                     12,980
                                                                -----------

               FINANCE - SERVICES 14.3%
               Goldman Sachs Group, L.P.:
       7,000     5.38%, 11/05/99                                      6,996
       7,000     6.00%, 1/21/00                                       6,905
               Merrill Lynch and Co., Inc.:
       8,000     5.30%, 11/15/99                                      7,984
       5,000     5.00%, 2/08/00                                       4,931
               Morgan Stanley, Dean Witter, Discover & Co.:
       7,000     5.88%, 1/10/00                                       6,920
       7,000     5.81%, 1/28/00                                       6,900
                                                                -----------
                                                                     40,636
                                                                -----------

               INSURANCE 14.3%
               American Family Financial Services, Inc.,
       7,000     5.32%, 12/01/99                                      6,969
               John Hancock Capital Corporation,
       7,000     5.30%, 12/23/99                                      6,946
               Metlife Funding Inc.:
       7,000     5.31%, 11/01/99                                      7,000
       6,850     5.29%, 11/18/99                                      6,833
               Prudential Funding Corporation:
       6,000     5.21%, 11/08/99                                      5,994
       7,000     6.02%, 1/26/00                                       6,899
                                                                -----------
                                                                     40,641
                                                                -----------

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               MACHINERY - AGRICULTURE AND CONSTRUCTION 2.1%
               John Deere Capital Corporation,
    $  6,000     6.25%, 6/12/00                                      $6,017
                                                                -----------

               MISCELLANEOUS 4.6%
               Invensys PLC:
       7,000     5.34%, 11/02/99                                      6,999
       6,000     4.54%, 11/16/99                                      5,987
                                                                -----------
                                                                     12,986
                                                                -----------

               SOVEREIGN 2.1%
               Quebec (Province of) Canada,
       5,865     5.32%, 12/21/99                                      5,822
                                                                -----------

               Total Commercial Paper                               250,844
                                                                -----------

               FUNDING AGREEMENTS 3.9%
               Travelers Insurance Corporation:
       4,000     5.52%, 2/18/00<F1>                                   4,000
       7,000     6.10%, 6/30/00<F1>                                   7,000
                                                                -----------

               Total Funding Agreements                              11,000
                                                                -----------


   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               INVESTMENT COMPANIES 8.0%
       9,573   Financial Square Prime Obligation Fund                $9,573
      13,105   Short-Term Investments Co.
                 Liquid Assets Portfolio                             13,105
                                                                -----------

               Total Investment Companies                            22,678
                                                                -----------

               Total Investments 100.4%                             284,522
                                                                -----------

               Liabilities, less Other Assets (0.4)%                (1,041)
                                                                -----------

               NET ASSETS 100.0%                                   $283,481
                                                                ===========



               <F1> Illiquid Security


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               GENERAL OBLIGATION 2.8%
               Huntsville, Alabama,
      $2,500     5.25%, 2/01/00                                     $ 2,513
               Laredo, Texas,
       1,630     6.75%, 8/01/00                                       1,664
               Northwestern Mutual Life
                 Tax Exempt Mortgage Certificates
         108     4.50%, 2/15/09<F1><F2>                                 108
                                                                -----------
               Total General Obligation                               4,285
                                                                -----------

               PREREFUNDED AND ESCROWED
               TO MATURITY  22.0%
               Allegheny County, Pennsylvania,
       1,000     6.65%, 12/01/02, Prerefunded 12/01/99                1,003
               Boston, Massachusetts, Hospital Revenue,
       2,500     7.63%, 2/15/21, Prerefunded 8/15/00                  2,614
               Central Arizona, Water Conservation District,
       5,175     7.13%, 11/01/11, Prerefunded 11/01/00                5,441
               Chicago, Illinois, Waste Water Transmission,
       2,000     7.10%, 11/15/08, Prerefunded 11/15/99                2,043
               Chicago, Illinois, Water Revenue,
       1,000     7.20%, 11/15/16, Prerefunded 11/15/99                1,021
               Chillicothe, Ohio, Sanitary Sewer System,
       1,000     7.65%, 12/01/08, Prerefunded 12/01/99                1,004
               District of Columbia, Association of American
       3,000     Medical Colleges 7.50%, 2/15/20,
                 Prerefunded 2/15/00                                  3,096
               Henrico County, Virginia, Hospital Revenue,
       1,290     7.50%, 9/01/07, Prerefunded 8/01/00                  1,350
               Minneapolis, Minnesota,
       1,500     5.30%, 11/01/99, Escrowed to Maturity                1,500
               Mobile County, Alabama, General Obligation,
       1,000     6.35%, 02/01/04, Prerefunded 2/01/00                 1,028
               Montgomery County, Pennsylvania,
       1,580     8.63%, 7/01/07, Prerefunded 7/01/00                  1,657
               Northeast Independent School District, Texas,
       1,900     6.00%, 6/15/00, Escrowed to Maturity                 1,930
               Pennsylvania State Turnpike,
       1,000     7.50%, 12/01/12, Prerefunded 12/01/99                1,024
               Rhode Island, Hospital Revenue,
       1,000     7.75%, 7/01/16, Prerefunded 7/01/00                  1,044
               Scranton-Lackwana, Pennsylvania, Hospital Revenue,
       1,520     7.25%, 6/15/05, Prerefunded 6/15/00                  1,585
               Tucson, Arizona, Street and Highway User Revenue,
       1,000     6.88%, 7/01/08, Prerefunded 7/01/00                  1,030
               Walled Lake, Michigan, School District,
       2,000     7.10%, 5/01/05, Prerefunded 5/01/00                  2,077
               Washington State Public Power, Revenue Bond,
       3,225     7.25%, 7/01/15, Prerefunded 1/01/00                  3,307
                                                                -----------
               Total Prerefunded and Escrowed to Maturity            33,754
                                                                -----------


   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               REVENUE BONDS  73.1%
               ELECTRIC REVENUE 6.9%
               Chelan County, Washington, Public Utility,
     $ 4,800     3.50%, 6/01/15<F1><F2>                              $4,800
               County of Mason, Kentucky, Series 1984B,
       1,950     3.60%, 10/15/14<F1><F2>                              1,950
               Putnam County, Florida Development Authority -
       3,735     Seminole Electric, 3.60%, 3/15/14<F1><F2>            3,735
                                                                -----------
                                                                     10,485
                                                                -----------

               HOSPITAL REVENUE  24.6%
               Illinois Health Facilities Authority,
                 Southern Illinois Healthcare Enterprises,
       2,500     3.55%, 3/01/21<F1><F2>                               2,500
               Illinois Health Facilities Authority,
       5,970     Recreational Facilities,
                 3.45%, 12/01/25<F1><F2>                              5,970
               Illinois Health Facilities Authority,
         660     Franciscan Eldercare, 3.50%, 5/15/27<F1><F2>           660
               Indiana Health Facilities Finance Authority -
       1,500     King's Daughters' Hospital,
                 3.50%, 12/01/02<F1><F2>                              1,500
               Indiana Health Facilities Finance Authority -
       3,400     Henry County Memorial Hospital,
                 3.50%, 4/01/13<F1><F2>                               3,400
               Indiana Health Facilities Finance Authority -
       4,700     Hospital Revenue, 3.50%, 1/01/12<F1><F2>             4,700
               Indiana Hospital Equipment Finance Authority,
       4,200     Nursing Home Improvements,
                 3.50%, 12/01/15<F1><F2>                              4,200
               Jefferson Parish, Louisiana, Hospital,
       4,600     3.50%, 12/01/15<F1><F2>                              4,600
               Warren County, Ohio, Health Care Facilities:
         975     3.60%, 7/01/21<F1><F2>                                 975
       1,535     3.55%, 7/01/23<F1><F2>                               1,535
               Wisconsin State Health & Educational Facilities -
       1,900     Blood Center, 3.50%, 6/01/19<F1><F2>                 1,900
               Wisconsin State Health & Educational Facilities -
       3,700     Marshfield Clinic, 3.45%, 6/01/10<F1><F2>            3,700
               Wisconsin State Health & Educational Facilities -
       2,109     Sinai Samaritan, 3.55%, 9/01/19<F1><F2>              2,109
                                                                -----------
                                                                     37,749
                                                                -----------

               HOUSING REVENUE 8.2%
               Florida Housing Finance Agency -
       3,000     Carlton Multi-Family, 3.50%, 12/01/08<F1><F2>        3,000
               Illinois Development Finance Authority -
       3,230     St. Paul's House, 3.50%, 2/01/25<F1><F2>             3,230
               Orland Hills, Illinois, Multi-Family,
       2,470     3.50%, 12/01/04<F1><F2>                              2,470
               Washington State Housing Finance - Community
       3,930     Multi-Family Mortgage,
                 3.50%, 10/01/20<F1><F2>                              3,930
                                                                -----------
                                                                     12,630
                                                                -----------

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               INDUSTRIAL DEVELOPMENT/POLLUTION
               CONTROL REVENUE  7.4%
               Mason County, Kentucky, Pollution Control,
     $ 2,850     3.60%, 10/15/14<F1><F2>                             $2,850
               Montgomery County, Ohio, Solid Waste Revenue,
       1,785     5.00%, 11/01/99                                      1,785
               Oakbrook Terrace, Illinois, Industrial Development,
       4,100     3.70%, 12/01/25<F1><F2>                              4,100
               Oklahoma County, Oklahoma Finance Authority -
       2,600     Perrine Office Project,
                 3.90%, 12/01/14<F1><F2>                              2,600
                                                                -----------
                                                                     11,335
                                                                -----------

               MISCELLANEOUS  11.0%
               Cleveland, Ohio
         500     3.50%, 5/15/24<F1><F2>                                 500
               Cook County, Illinois,
       3,790     3.50%, 5/1/20<F1><F2>                                3,790
               Illinois Development Finance Authority,
       3,900     Rest Haven, 3.50%, 1/01/27<F1><F2>                   3,900
               Illinois Development Finance Authority,
       3,000     Presbyterian Home Lake-A, 3.50%, 9/01/31<F1><F2>     3,000
               Illinois Education Facilities Authority,
       2,000     Chicago Zoological Society,
                 3.50%, 12/15/25<F1><F2>                              2,000
               Jefferson County, Colorado,
                 School District No. R-1
       3,695     Certificates of Participation, 3.75%, 12/15/99       3,698
                                                                -----------
                                                                     16,888
                                                                -----------


   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               UNIVERSITY REVENUE  15.0%
               Illinois Development Finance Authority -
     $ 5,000     St. Ignatius College Prep,
                 3.50%, 6/01/24<F1><F2>                             $ 5,000
               Minnesota State Higher Educational Authority,
       3,345     Bethel College, 3.50%, 4/01/28<F1><F2>               3,345
               Ohio State University, General Receipts
       2,400     3.50%, 12/01/07<F1><F2>                              2,400
               Texas Higher Education Authority,
       2,290     3.55%, 12/01/25<F1><F2>                              2,290
               University of Illinois, Series 1990A,
         720     Certificates of Participation, 7.25%, 8/15/00          739
               University of Minnesota, Series A,
       4,000     3.55%, 1/01/34<F1><F2>                               4,000
               University of North Carolina,
                 Chapel Hill Foundation
       5,200     Certificates of Participation,
                 3.55%, 10/01/09<F1><F2>                              5,200
                                                                -----------
                                                                     22,974
                                                                -----------

               Total Revenue Bonds                                  112,061
                                                                -----------


    Number
   of Shares
(in thousands)
---------------

               INVESTMENT COMPANIES  1.5%
         713   Financial Square Tax-Exempt Money Market Fund            713
         299   Financial Square Treasury Obligations Fund               299
       1,202   Tax Free Cash Reserves                                 1,202
                                                                -----------

               Total Investment Companies                             2,214
                                                                -----------

               Total Investments 99.4%                              152,314
                                                                -----------

               Other Assets, less Liabilities 0.6%                      875
                                                                -----------

               NET ASSETS 100.0%                                   $153,189
                                                                ===========


               <F1> Variable rate security
               <F2> Stated maturity with option to put

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               U.S. GOVERNMENT AGENCIES  88.1%
               FEDERAL FARM CREDIT BANK  28.3%
               Federal Farm Credit Bank Discount Notes:
    $  9,641     5.20%, 11/04/99                                  $   9,637
      10,000     5.16%, 11/17/99                                      9,977
      10,000     5.10%, 11/30/99                                      9,959
       7,000     4.96%, 12/10/99                                      6,962
       6,000     5.16%, 12/13/99                                      5,964
       7,000     5.12%, 12/27/99                                      6,944
      10,000     5.47%, 2/28/00                                       9,819
                                                                -----------
                                                                     59,262
                                                                -----------

               FEDERAL HOME LOAN MORTGAGE CORPORATION  30.3%
               Federal Home Loan Mortgage
               Corporation Discount Notes:
       5,000     5.20%, 11/01/99                                      5,000
       8,000     5.09%, 11/02/99                                      7,999
       8,500     5.20%, 11/04/99                                      8,496
      10,000     5.19%, 11/05/99                                      9,993
       8,000     5.10%, 11/09/99                                      7,991
      10,000     5.09%, 12/15/99                                      9,938
       7,000     5.23%, 12/17/99                                      6,953
       7,000     5.42%, 2/10/00                                       6,894
                                                                -----------
                                                                     63,264
                                                                -----------

               FEDERAL NATIONAL MORTGAGE ASSN.  29.5%
               Federal National Mortgage Assn. Discount Notes:
       8,000     5.04%, 11/12/99                                      7,988
      10,000     5.22%, 11/19/99                                      9,974
       8,000     5.22%, 12/03/99                                      7,963
       8,000     5.22%, 12/20/99                                      7,943
       8,250     5.40%, 1/20/00                                       8,151
       7,000     5.53%, 2/04/00                                       6,898
       5,000     4.73%, 3/07/00                                       4,917
       8,000     5.52%, 4/26/00                                       7,783
                                                                -----------
                                                                     61,617
                                                                -----------

               Total U.S. Government Agencies                       184,143
                                                                -----------

               U.S. TREASURIES  5.7%
               U.S. TREASURY NOTES:
      12,000     5.63%, 12/31/99                                     12,008
                                                                -----------

               Total U.S. Treasuries                                 12,008
                                                                -----------


    Number                                                         Amortized
  of shares                                                          Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               INVESTMENT COMPANIES 6.5%
       7,476   Financial Square Government Obligation Fund         $  7,476
       6,088   Short-Term Investments Co. Treasury Portfolio          6,088
                                                                -----------

               Total Investment Companies                            13,564
                                                                -----------

               Total Investments 100.3%                             209,715
                                                                -----------

               Liabilities, less Other Assets (0.3)%                  (700)
                                                                -----------
               NET ASSETS 100.0%                                   $209,015
                                                                ===========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

               U.S. TREASURIES  88.1%
               U.S. TREASURY NOTES  73.6%
     $17,000     5.88%, 11/15/99                                   $ 17,007
      11,000     5.63%, 12/31/99                                     11,009
       8,000     7.75%, 12/31/99                                      8,033
      20,000     7.75%, 1/31/00                                      20,126
       8,000     8.50%, 2/15/00                                       8,073
       6,000     7.13%, 2/29/00                                       6,042
                                                                -----------
                                                                     70,290
                                                                -----------

               U.S. TREASURY BILLS  14.5%
       4,000     4.33%, 11/12/99                                      3,994
      10,000     4.96%, 1/20/00                                       9,890
                                                                -----------
                                                                     13,884
                                                                -----------

               Total U.S. Treasuries                                 84,174
                                                                -----------

    Number
   of Shares
(in thousands)
---------------

               INVESTMENT COMPANIES 2.1%
       1,952   Financial Square
                 Treasury Obligation Portfolio                        1,952
          10   Short-Term Investments Co.
                 Treasury Tax Advantage Portfolio                        10
                                                                -----------

               Total Investment Companies                             1,962
                                                                -----------

               Total Investments 90.2%                               86,136
                                                                -----------

               Other Assets, less Liabilities 9.8%                    9,403
                                                                -----------

               NET ASSETS 100.0%                                   $ 95,539
                                                                ===========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
   Firstar Funds, Inc. (the "Company"), formerly Portico Funds, Inc., was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds (the "Funds"), are separate, diversified investment portfolios of the Company. The Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds commenced operations on March 16, 1988, June 27, 1988, August 1, 1988 and April 29, 1991, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value. Investment companies are valued at net asset value which approximates market value.

b) Federal Income Taxes - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the expected life of the respective securities. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 1999, FIRMCO voluntarily waived $336, $14, $7 and $15 of its advisory fees, in thousands, for the Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds, respectively.

   Firstar Bank Milwaukee, N.A. serves as custodian and Firstar Mutual Fund Services, LLC serves as transfer agent and accounting services agent for the Funds. Both companies are affiliates of FIRMCO.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Mutual Fund Services, LLC (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1999, $35, $16, $30 and $12 of administration fees, in thousands, were voluntarily waived for the Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds, respectively.

                                                            (LOGO) FIRSTAR FUNDS

   The Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and incurred expenses of $105, in thousands, for the Money Market Fund, for the year ended October 31, 1999. No expenses were incurred for the Tax-Exempt Money Market, U.S. Government Money Market or U.S. Treasury Money Market Funds for the period ended October 31, 1999.

   Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.

                                                            (LOGO) FIRSTAR FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE FIRSTAR MONEY MARKET FUND, THE FIRSTAR TAX-EXEMPT MONEY MARKET FUND, THE FIRSTAR U.S. GOVERNMENT MONEY MARKET FUND AND THE FIRSTAR U.S. TREASURY MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Firstar Money Market Fund, the Firstar Tax-Exempt Money Market Fund, the Firstar U.S. Government Money Market Fund and the Firstar U.S. Treasury Money Market Fund (four of the portfolios of Firstar Funds, Inc. (the "Funds")) at October 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
December 28, 1999

FIRSTAR FUNDS ARE AVAILABLE THROUGH:

- THE FIRSTAR FUNDS CENTER,

- FINANCIAL CONSULTANTS WHO ARE EITHER REGISTERED
  REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,
  OR REGISTERED REPRESENTATIVES OF MDS SECURITIES,
  A DIVISION OF CONSECO FINANCIAL SERVICES, INC.,
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

- AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

FOR ACCOUNT BALANCE AND INVESTOR SERVICES INFORMATION
1-800-677-FUND
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM

                                                            (LOGO) FIRSTAR FUNDS

                                                               FORM # FFMMANN-99